Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 26,190	$ 40,422
Depreciation and amortization	25,109	62,702
Accrued payroll expenses	9,471	7,662
Deferred revenue	5,744	8,851
Other	1,622	2,025
Deferred tax assets	68,136	121,662
Less: valuation allowance	(45,766)	(94,422)
Total deferred tax assets	22,370	27,240
Deferred tax liabilities:
Depreciation and amortization	(7,465)	(3,642)
Deferred expenses	(8,598)	(12,483)
Other	(1,083)	(1,817)
Total deferred tax liabilities	(17,146)	(17,942)
Net deferred tax assets	$ 5,224	$ 9,298